Segment reporting - Schedule of adjusted EBITDA by reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Income from continuing operations	$ 20,197	$ 42,883
Depreciation and amortization	233,233	195,880
Other add-backs, net	47,370	65,784
Adjusted EBITDA	$ 300,800	$ 304,547
Adjusted EBITDA Margin	22.40%	22.60%
Total revenues, net	$ 1,342,802	$ 1,346,632
Domestic
Segment Reporting Information [Line Items]
Income from continuing operations	44,840	71,728
Depreciation and amortization	204,849	173,868
Other add-backs, net	45,187	64,282
Adjusted EBITDA	$ 294,876	$ 309,878
Adjusted EBITDA Margin	23.80%	24.10%
Total revenues, net	$ 1,237,251	$ 1,285,625
International
Segment Reporting Information [Line Items]
Income from continuing operations	(24,643)	(28,845)
Depreciation and amortization	28,384	22,012
Other add-backs, net	2,183	1,502
Adjusted EBITDA	$ 5,924	$ (5,331)
Adjusted EBITDA Margin	5.60%	(8.70%)
Total revenues, net	$ 105,551	$ 61,007